Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	CAD 4,785	CAD 5,696
Less than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	401	7
One to two years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt		400
Two to three years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	626	599
Three to four years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt		669
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	CAD 3,758	CAD 4,021